Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2035 Fund - Class K
Bar Chart Table:
Annual Return 2019	25.62%
Annual Return 2020	16.86%
Annual Return 2021	14.14%
Annual Return 2022	(18.24%)
Annual Return 2023	17.66%